Leases (Tables)	9 Months Ended
Sep. 30, 2025
Leases [Abstract]
Lessee, Balance Sheet and Income Statement Effect
The following table summarizes the impact of the Company's leases in its financial statements (in thousands):

Balance Sheet	Financial statement caption	September 30, 2025	December 31, 2024
Right-of-use asset - operating	Other assets	$9,561	$10,645
Lease liability - operating	Accounts payable and other accrued expenses	$13,052	$14,331

		Three Months Ended September 30,		Nine Months Ended September 30,
Income Statement	Financial statement caption	2025	2024	2025	2024
Operating lease cost(1)	Administrative expenses	$786	$740	$2,332	$2,208
(1)    Includes short-term leases that are immaterial.

Schedule of Weighted-Average Operating Lease	The following table includes supplemental information related to the Company's operating leases:

September 30, 2025
Weighted-Average Remaining Lease Term	8.1 years
Weighted-Average Discount Rate	5.63%

Schedule of deferred revenue
As of September 30, 2025, the Company has deferred revenue balances related to upfront payments received in return for reduced lease rates during the lease term. These amounts will be amortized into revenue as follows (in thousands):

Years ending December 31,
2025 (Remaining 3 months)	$13,718
2026	42,570
2027	16,776
2028	15,392
2029	13,837
2030 and thereafter	29,382
Total	$131,675

Schedule of components of the net investment in finance leases
The following table summarizes the components of the net investment in finance leases (in thousands):

	September 30, 2025	December 31, 2024
Future minimum lease payment receivable(1)	$2,113,553	$1,989,859
Estimated residual receivable(2)	305,051	269,090
Gross finance lease receivables(3)	2,418,604	2,258,949
Unearned income(4)	(699,064)	(673,137)
Net investment in finance leases(5)	$1,719,540	$1,585,812
(1)     There were no executory costs included in gross finance lease receivables as of September 30, 2025 and December 31, 2024.
(2)    The Company's finance leases generally include a purchase option at nominal amounts that is reasonably certain to be exercised, and therefore, the Company has immaterial residual value risk.
(3)    The gross finance lease receivable is reduced as billed to customers and reclassified to accounts receivable until paid by customers.
(4)     There were no unamortized initial direct costs as of September 30, 2025 and December 31, 2024.
(5)    One major customer represented 94% and 93% of the Company's finance lease portfolio as of September 30, 2025 and December 31, 2024, respectively. No other customer represented more than 10% of the Company's finance lease portfolio in each of those periods.